FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of level of hedge
Positions as of December 31, 2022 (*)	Maturities
	Q123	Q223	Q323	Q423	Total
Percentage of coverage over the expected volume of consumption	24%	24%	15%	5%	17%

Positions as of December 31, 2021 (*)	Maturities
	Q122	Q222	Q322	Q422	Total
Percentage of coverage over the expected volume of consumption	25%	30%	17%	14%	21%

Schedule of sensitivity analysis
	Positions as of December 31, 2022	Positions as of December 31, 2021
Benchmark price	effect on Equity	effect on Equity
(US$ per barrel)	(MUS$)	(MUS$)
+5	+2.2	+2.7
-5	-2.3	-3.3

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	GOLDMAN SACHS	U.S.A.	US$	32,071	122,278	323,125	1,361,595	-	1,839,069	1,100,000	Quarterly	18.46	13.38
0-E	SANTANDER	Spain	US$	19,164	55,288	-	-	-	74,452	70,951	Quarterly	7.26	7.26

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	-	3,136	6,271	6,271	178,736	194,414	156,783	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	-	152,531	307,625	757,625	887,250	2,105,031	1,150,000	To the expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	-	-	-	-	6	6	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	6,692	14,705	39,215	39,215	138,345	238,172	184,198	Quarterly	5.76	5.76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,839	13,465	45,564	43,444	75,505	181,817	141,605	Quartely/Monthly	8.20	8.20

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	394	1,171	12,119	21,111	60,857	95,652	86,612	Quarterly	2.01	1.78
0-E	MUFG	U.S.A.	US$	13,091	38,914	69,916	-	-	121,921	112,388	Quarterly	6.23	6.23
0-E	CREDIT AGRICOLE	France	US$	5,769	31,478	70,890	267,615	-	375,752	275,000	To the expiration	8.24	8.24

Financial lease
0-E	CITIBANK	U.S.A.	US$	6,995	5,844	-	-	-	12,839	12,514	Quarterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,978	20,662	1,543	-	-	29,183	28,165	Quarterly	5.99	5.39
0-E	NATIXIS	France	US$	9,864	29,468	75,525	70,787	129,582	315,226	239,138	Quarterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	18,072	54,088	86,076	-	-	158,236	152,693	Quarterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,749	5,165	6,665	-	-	13,579	12,590	Quarterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	3,176	9,681	137,930	193,551	157,978	502,316	446,509	Quarterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	5,878	17,651	47,306	50,649	145,184	266,668	182,237	Monthly	10.45	10.45

Others loans
0-E	OTHERS (*)		US$	2,028	-	-	-	-	2,028	2,028	To the expiration	-	-
	TOTAL			135,760	575,525	1,229,770	2,811,863	1,773,443	6,526,361	4,353,414

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	4,080	7,846	18,046	18,046	Semiannual/Quarterly	7.23	7.23

Bank loans
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	Brazil	BRL	304,549	-	-	-	-	304,549	304,549	Monthly	3.95	3.95

	TOTAL			305,059	1,530	4,080	4,080	7,846	322,595	322,595

					More than	More than	More than	More
				Up to	90 days	one to	three to	than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	80,602	250,297	845,215	776,431	1,094,935	3,047,480	2,134,968	-	-	-
	OTHER ASSETS	OTHERS	US$	1,727	8,080	20,641	6,251	1,763	38,462	35,157	-	-	-
			CLP	20	34	69	-	-	123	111	-	-	-
			UF	574	1,568	3,007	2,515	6,273	13,937	11,703	-	-	-
			COP	76	227	301	-	-	604	518	-	-	-
			EUR	84	253	246	24	-	607	571	-	-	-
			BRL	2,064	6,192	14,851	12,491	28,625	64,223	33,425
Trade and other accounts payables
-	OTHERS	OTHERS	US$	80,557	35,542	-	-	-	116,099	116,099	-	-	-
			CLP	168,393	1,231	-	-	-	169,624	169,624	-	-	-
			BRL	370,772	5,242	-	-	-	376,014	376,014	-	-	-
			Other currency	583,118	3,935	-	-	-	587,053	587,053	-	-	-
Accounts payable to related parties currents
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	5	-	-	-	-	5	5	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	7	-	-	-	-	7	7	-	-	-
	Total			1,287,999	312,601	884,330	797,712	1,131,596	4,414,238	3,465,255
	Total consolidated			1,728,818	889,656	2,118,180	3,613,655	2,912,885	11,263,194	8,141,264

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	CITIBANK	Chile	US$	115,350	-	-	-	-	115,350	114,000	At Expiration	2.96	2.96
97.030.000-7	ITAU	Chile	US$	20,140	-	-	-	-	20,140	20,000	At Expiration	4.20	4.20
0-E	HSBC	Chile	US$	12,123	-	-	-	-	12,123	12,000	At Expiration	4.15	4.15

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	10,236	-	-	-	-	10,236	10,106	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	751	2,604	106,939	-	-	110,294	106,427	Quarterly	2.80	2.80
0-E	CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	60,935	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	36,171	179,601	31,461	31,461	369,537	648,231	502,897	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	184,188	104,125	884,188	856,000	-	2,028,501	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	17,182	19,425	40,087	41,862	95,475	214,031	198,475	Quarterly	1.48	1.48
0-E	MUFG	U.S.A.	US$	29,652	17,921	36,660	37,829	55,297	177,359	166,712	Quarterly	1.64	1.64
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	933	4,990	29,851	36,337	89,263	161,374	144,358	Quarterly / Monthly	3.17	1.60

Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	273,199	At Expiration	1.82	1.82
0-E	MUFG	U.S.A.	US$	8,150	46,746	94,062	14,757	-	163,715	156,933	Quarterly	1.72	1.72
0-E	CITIBANK	U.S.A.	US$	613,419	-	-	-	-	613,419	600,000	At Expiration	2.00	2.00
0-E	BANK OF UTAH	U.S.A.	US$	-	1,858,051	-	-	-	1,858,051	1,644,876	At Expiration	22.71	12.97
0-E	EXIM BANK	U.S.A.	US$	271	1,173	3,375	10,546	55,957	71,322	62,890	Quarterly	1.84	1.84

Financial lease
0-E	CREDIT AGRICOLE	France	US$	699	1,387	-	-	-	2,086	2,052	Quarterly	3.68	3.23
0-E	CITIBANK	U.S.A.	US$	19,268	59,522	5,721	-	-	84,511	83,985	Quarterly	1.37	0.79
0-E	BNP PARIBAS	U.S.A.	US$	7,351	26,519	21,685	-	-	55,555	54,918	Quarterly	1.56	0.96
0-E	NATIXIS	France	US$	5,929	34,328	59,574	59,930	130,131	289,892	261,458	Quarterly	2.09	2.09
0-E	US BANK	U.S.A.	US$	18,158	72,424	133,592	6,573	-	230,747	219,667	Quarterly	4.03	2.84
0-E	PK AIRFINANCE	U.S.A.	US$	853	5,763	10,913	-	-	17,529	16,851	Quarterly	1.88	1.88
0-E	EXIM BANK	U.S.A.	US$	2,758	11,040	61,167	249,466	269,087	593,518	533,127	Quarterly	2.88	2.03

Others loans
0-E	OTHERS (*)		US$	55,819	-	-	-	-	55,819	55,819	At Expiration	-	-
	TOTAL			1,493,535	2,445,619	1,519,275	1,344,761	1,064,747	7,867,937	6,801,685

					More than	More than	More than	More
				Up to	90 days	one to	three to	than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NCM	Netherlands	US$	990	-	-	-	-	990	943	Monthly	6.01	6.01
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	185,833	Monthly	3.95	3.95
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	74,661	Monthly	4.33	4.33

Financial leases
0-E	NATIXIS	France	US$	486	2,235	4,080	11,076	-	17,877	17,326	Quarterly	2.74	2.74
0-E	GA TELESIS LLC	U.S.A.	US$	762	2,706	4,675	4,646	5,077	17,866	10,999	Monthly	14.72	14.72

Others Loans

0-E	Deustche Bank (*)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	At Expiration	-	-
	TOTAL			283,421	4,941	8,755	15,722	5,077	317,916	310,451

				Up to	More than 90 days	More than one to	More than three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	694,568	469,568	767,629	811,843	778,613	3,522,221	2,883,657	-	-	-
	OTHER ASSETS	OTHERS	US$	9,859	11,820	22,433	23,365	8,651	76,128	73,615	-	-	-
			UF	1,759	982	245	76	231	3,293	2,621	-	-	-
			COP	2	7	35	-	-	44	42	-	-	-
			EUR	198	112	293	-	-	603	599	-	-	-
			PEN	4	7	97	-	-	108	103	-	-	-
Trade and other accounts payables
	OTHERS	OTHERS	US$	644,743	165,085	-	-	-	809,828	809,828	-	-	-
			CLP	214,224	4,912	-	-	-	219,136	219,136	-	-	-
			BRL	365,486	5,258	-	-	-	370,744	370,744	-	-	-
			Other currency	542,304	3,719	-	-	-	546,023	546,023	-	-	-
Accounts payable to related parties currents (*)
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	-	5	-	-	-	5	5	-	-	-
Foreign	Delta Airlines	U.S.A	US$	-	2,268	-	-	-	2,268	2,268	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	US$	-	7	-	-	-	7	7	-	-	-
81.062.300-4	Costa Verde Aeronautica S.A.	Chile	US$	-	175,819	-	-	-	175,819	175,819	-	-	-
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	Lozuy S.A.	Uruguay	US$	-	43,955	-	-	-	43,955	43,955	-	-	-

	Total			2,473,147	1,323,072	790,732	835,284	787,495	6,209,730	5,567,970
	Total consolidated			4,250,103	3,773,632	2,318,762	2,195,767	1,857,319	14,395,583	12,680,106

Schedule of classification of financial instruments at fair value
	As of December 31, 2022				As of December 31, 2021
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	95,452	95,452	-	-	26,025	26,025	-	-
Short-term mutual funds	95,452	95,452	-	-	26,025	26,025	-	-

Other financial assets, current	21,878	277	21,601	-	17,988	347	17,641	-
Fair value interest rate derivatives	8,816	-	8,816	-	-	-	-	-
Fair value of fuel derivatives	12,594	-	12,594	-	17,641	-	17,641	-
Fair value of foreign currency derivative	191	-	191	-	-	-	-	-
Private investment funds	277	277	-	-	347	347	-	-

Liabilities

Other financial liabilities, current	-	-	-	-	5,671	-	5,671	-
Fair value of interest rate derivatives	-	-	-	-	2,734	-	2,734	-
Currency derivative not registered as hedge accounting	-	-	-	-	2,937	-	2,937	-

Schedule of financial instruments which are not recorded at fair value
	As of December 31, 2022		As of December 31, 2021
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,121,223	1,121,223	1,020,810	1,020,810
Cash on hand	2,248	2,248	2,120	2,120
Bank balance	480,566	480,566	558,078	558,078
Overnight	259,129	259,129	386,034	386,034
Time deposits	379,280	379,280	74,578	74,578
Other financial assets, current	481,637	481,637	83,150	83,150
Other financial assets	481,637	481,637	83,150	83,150
Trade debtors, other accounts receivable and Current accounts receivable	1,008,109	1,008,109	881,770	881,770
Accounts receivable from entities related, current	19,523	19,523	724	724
Other financial assets, not current	15,517	15,517	15,622	15,622
Accounts receivable, non-current	12,743	12,743	12,201	12,201

Other current financial liabilities	802,841	824,167	4,447,780	4,339,370
Accounts payable for trade and other accounts payable, current	1,627,992	1,627,992	4,839,251	4,839,251
Accounts payable to entities related, current	12	12	661,602	662,345
Other financial liabilities, not current	5,979,039	5,533,131	5,948,702	5,467,594
Accounts payable, not current	326,284	326,284	472,426	472,426

FX [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
Appreciation (depreciation)	Effect on equity as of December 31, 2022	Effect on equity as of December 31, 2021
of R$/US$	(MUS$)	(MUS$)
-10%	-2.9	-
+10%	+3.0	-

Exchange Rate Variation [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
	Effect on Income Statement	Effect on Income Statement
Appreciation (depreciation)	for the period ended December 31, 2022	for the period ended December 31, 2021
of R$/US$	(MUS$)	(MUS$)
-10%	+70.7	+51.9
+10%	-70.7	-51.9

Cumulative Translation Adjustment [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
Appreciation (depreciation)	Effect at December 31, 2022	Effect at December 31, 2021
of R$/US$	MUS$	MUS$
-10%	+98.11	+96.66
+10%	-80.28	-79.09

Interest-Rate Variations [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
Increase (decrease)	Positions as of December 31, 2022	Positions as of December 31, 2021
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(MUS$)	(MUS$)

+ 100 basis points	-22.64	-46.31
- 100 basis points	+22.64	+46.31

Historical Market Conditions [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of sensitivity analysis
	Positions as of December 31, 2022	Positions as of December 31, 2021
Increase (decrease)	effect on equity	effect on equity
interest rate curve	(MUS$)	(MUS$)

+100 basis points	+6.9	-
- 100 basis points	-8.2	-